CONVERTIBLE NOTES (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Proceeds from Convertible Debt		$ 0	$ 0	$ 115
Debt Instrument, Interest Rate During Period				6.00%
Interest Expense, Debt				$ 203
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Proceeds from Convertible Debt				$ 715	$ 715
IPO [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	123,553
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	$ 980